Other Reserves - Narrative (Details) - ZAR (R) R in Millions			12 Months Ended
	Mar. 19, 2010	Mar. 15, 2004	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [line items]
Reserve for equity instruments designated at fair value through other comprehensive income			R 203	R 178
Purchase price			5	0	R 0
Acquisition of non-controlling interest in subsidiary			381	381
Abelle Limited
Disclosure of reserves within equity [line items]
Purchase price		R 579
Acquisition of non-controlling interest in subsidiary		R 381
Doornkop South Reef | AVRD
Disclosure of reserves within equity [line items]
Share of mining titles acquired (as a percent)	26.00%
Shares issued in exchange for interest in mining titles (in shares)	2,162,359
Difference between the value of shares issued	R 152
Rand Mutual Assurance
Disclosure of reserves within equity [line items]
Reserve for equity instruments designated at fair value through other comprehensive income			R 123	R 114